Equity Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2014
Equity Incentive Plan Tables
Schedule of activity of restricted stock awards

A summary of activity for restricted stock awards during the period September 30, 2014 is a follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and nonvested December 31, 2013	4,862,020	$9.66
Granted	2,148,370	9.31
Vested	—	—
Forfeited	—	—
Outstanding and nonvested September 30, 2014	7,010,390	$9.56

Schedule of Restricted Stock Grants Amortized and included in General and Administrative Expenses

The following table summarizes the amortization, which will be included in general and administrative expenses, of all of the Company’s restricted stock grants as of September 30, 2014:

Restricted Stock Grant Date	2014*	2015	2016	2017	2018	Total
September 30, 2013	$2,542	$8,456	$4,330	$1,506	$—	$16,834
November 6, 2013	1,209	4,463	2,367	940	—	8,979
December 18, 2013	661	2,335	1,221	474	—	4,691
February 21, 2014	1,819	6,976	4,172	1,854	220	15,041
May 20, 2014	59	235	140	62	7	503
Total by year	$6,290	$22,465	$12,230	$4,836	$227	$46,048

* Represents the period from October 1, 2014 to December 31, 2014